Capital and Leasing Commitments (Tables) (Bendon Limited) - Bendon Limited [Member]	12 Months Ended
Jan. 31, 2018
DisclosureOfCapitalAndLeasingCommitmentsLineItems [Line Items]
Detailed Information of Finance Leases Explanatory

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Minimum lease payments:
- not later than one year	-	-	-	105
Minimum lease payments	-	-	-	105
Less: finance changes	-	-	-	-
Present value of minimum lease payments	-	-	-	105

Disclosure of Detailed Information About Operating Leases Explenatory

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Minimum lease payments under non-cancellable operating leases:
- not later than one year	9,618	9,472	9,594	8,952
- between one year and five years	14,943	14,435	16,438	17,089
- later than five years	528	59	140	312
	25,089	23,966	26,172	26,353

Disclosure of Detailed Information About Contracted Commitments Explanatory

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Licence contract
- not later than one year	3,797	3,652	3,696	3,147
- between one year and five years	12,009	15,917	16,775	15,808
- later than five years	-	-	2,283	6,652
	15,806	19,569	22,754	25,607